Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

On May 10, 2022, Tingo, Inc., a Nevada corporation (“Tingo” or the “Seller”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MICT Merger Sub, Inc., a Nevada corporation and a wholly-owned subsidiary of MICT (“Merger Sub”), and MICT, Inc., a Delaware corporation.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Tingo (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with the Seller continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of MICT.

As a result of the Merger, all of the issued and outstanding capital stock of the Seller immediately prior to the Closing, shall no longer be outstanding and shall automatically be cancelled and shall cease to exist, in exchange for the right for each Seller Stockholder to receive its Pro Rata Share of the Merger Consideration, upon the terms and subject to the conditions set forth in the Merger Agreement.

As consideration for the Merger, the Seller Security Holders collectively shall receive from MICT, in the aggregate, a number of shares of MICT Common Stock equal to (the “Merger Consideration”) the product of (a) 3.44444 and (b) the number of shares of MICT Pre-Closing Common Stock (the total portion of the Merger Consideration amount payable to all Seller Stockholders in accordance with the Merger Agreement). This will result in Tingo shareholders receiving new MICT common shares in an amount equal to approximately 77.5% in the combined company, and current MICT shareholders owning approximately 22.5% on a fully diluted basis following the closing, with a combined estimated group value of $4.09 billion.

On June 15, 2022, Tingo, Merger Sub and MICT entered into an Amended and Restated Agreement and Plan of Merger, following the completion of extensive due diligence by MICT and its advisors. including financial due diligence, tax due diligence and quality of earnings analysis by Ernst & Young, financial analysis by Houlihan Lokey, legal, operational, corporate and local due diligence by the Nigerian office of Dentons and corporate due diligence and securities due diligence by Ellenoff Grossman & Schole.

In accordance with US GAAP, upon Closing, which is subject to Tingo stock holder approval, MICT stock holder approval, the satisfaction of regulatory requirements and the Registration Statement having been declared effective by the SEC, the Merger will be accounted for by MICT in its consolidated financial statements as a reverse acquisition.

On April 2, 2022, Shanghai Zhengzhong Energy Technology Co., Ltd. (Zhengzhong Energy”), our wholly owned subsidiary, entered into a transaction with the shareholders of Tianjin Dibao Technology Development Co. Ltd.(“Tianjin Dibao”) the parties have entered into various additional agreements which include among other: (i) a pledge agreement pursuant to which the Shareholders have pledged their shares for the benefit of Shanghai Zhengzhong Energy in order to secure the amount drown from the Frame work Loan Amount (ii) exclusive option agreement pursuant to which Shanghai Zhengzhong Energy has an exclusive option to purchase the entire shares of Tianjin Dibao from the Shareholders (“Option Agreement”) under such terms set forth in the Option Agreement (iii) Entrustment Agreement and Power of Attorney Agreement pursuant to which the Shareholders irrevocably entrusted and appointed Shanghai Zhengzhong Energy as its proxy and trustee to exercise on their behalf any and all rights under applicable law and the articles of association of Tianjin Dibao in the Shareholder’s equity interest in Tianjin Dibao (iv) business cooperation agreement and a master exclusive service agreement which grants Shanghai Zhengzhong Energy with rights related to the Tianjin Dibao business and operations designed to secure repayment of the Loan Amount. The transaction above was structured pursuant to a Variable Interest Entity (VIE) Structure according to which Zhengzhong Energy controlled 76% interest in Dibao, and the remaining 24% equity was held directly by Zhengzhong Energy.

On April 5, 2022, Beijing Fucheng Lianbao disposed its subsidiary of Beijing Fucheng Prospect Technology Co., Ltd (“Fucheng Prospect”).The shares previously held by Beijing Fucheng Lianbao were transferred to an individual Wang Yuanyuan on April 5, 2022. The net assets of Fucheng Prospect as of April 5, 2022 was $94 and transaction price was zero. The Company recognized a gain of $ 94 for disposing and stopped consolidating its financials starting from April.

NOTE 24 — SUBSEQUENT EVENTS

On May 10, 2022, Tingo, Inc., a Nevada corporation (“Tingo” or the “Seller”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MICT Merger Sub, Inc., a Nevada corporation and a wholly-owned subsidiary of MICT (“Merger Sub”), and MICT, Inc., a Delaware corporation.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Tingo (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with the Seller continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of MICT.

As a result of the Merger, all of the issued and outstanding capital stock of the Seller immediately prior to the Closing, shall no longer be outstanding and shall automatically be cancelled and shall cease to exist, in exchange for the right for each Seller Stockholder to receive its Pro Rata Share of the Merger Consideration, upon the terms and subject to the conditions set forth in the Merger Agreement.

As consideration for the Merger, the Seller Security Holders collectively shall receive from MICT, in the aggregate, a number of shares of MICT Common Stock equal to (the “Merger Consideration”) the product of (a) 3.44444 and (b) the number of shares of MICT Pre-Closing Common Stock (the total portion of the Merger Consideration amount payable to all Seller Stockholders in accordance with the Merger Agreement). This will result in Tingo shareholders receiving new MICT common shares in an amount equal to approximately 77.5% in the combined company, and current MICT shareholders owning approximately 22.5% on a fully diluted basis following the closing, with a combined estimated group value of $4.09 billion.

On June 15, 2022, Tingo, Merger Sub and MICT entered into an Amended and Restated Agreement and Plan of Merger, following the completion of extensive due diligence by MICT and its advisors. including financial due diligence, tax due diligence and quality of earnings analysis by Ernst & Young, financial analysis by Houlihan Lokey, legal, operational, corporate and local due diligence by the Nigerian office of Dentons and corporate due diligence and securities due diligence by Ellenoff Grossman & Schole.

In accordance with US GAAP, upon Closing, which is subject to Tingo stock holder approval, MICT stock holder approval, the satisfaction of regulatory requirements and the Registration Statement having been declared effective by the SEC, the Merger will be accounted for by MICT in its consolidated financial statements as a reverse acquisition.

TINGO, INC. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

(13)  Subsequent Events

Management performed an evaluation of the Company’s activity through the date the financial statements were issued, noting the following subsequent event:

On June 15, 2022, the Company entered into an Amended and Restated Agreement and Plan of Merger (“Merger Agreement”) among MICT, Inc. (“MICT”), MICT Merger Sub, Inc. (“Merger Sub”), and the Company, whereby Merger Sub would be merged with and into the Company, and the Company would therefore become a wholly-owned subsidiary of MICT. The shares of MICT are traded on the Nasdaq Capital Market under the symbol ‘MICT’. A summary of the Merger Agreement and the actions taken by the Company and MICT in connection therewith are included in the Company’s Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission on June 15, 2022.

(13)  Subsequent Events

Management performed an evaluation of the Company’s activity through the date the financial statements were issued, noting the following subsequent events:

Adoption of 2021 Equity Incentive Plan.    On October 6, 2021, the Board adopted our 2021 Equity Incentive Plan (“Incentive Plan”), the purpose of which was to promote the interests of the Company by encouraging directors, officers, employees, and consultants of Tingo to develop a long-term interest in the Company, align their interests with that of our stockholders, and provide a means whereby they may develop a proprietary interest in the development and financial success of the Company and its stockholders. The Incentive Plan is also intended to enhance the ability of the Company and its subsidiaries to attract and retain the services of individuals who are essential for the growth and profitability of the Company. The Incentive Plan permits the award of restricted stock, common stock purchase options, restricted stock units, and stock appreciation awards. The maximum number of shares of our Class A common stock that are subject to awards granted under the Incentive Plan is 131,537,545 shares. The term of the Incentive Plan will expire on October 6, 2031. On October 12, 2021, our stockholders approved our Incentive Plan, and on October 14, 2021, the Tingo Compensation Committee granted awards of restricted stock under the Incentive Plan to certain directors, executive officers, employees, and consultants in the aggregate amount of 104,820,000 shares. The majority of the awards so issued are each subject to a vesting requirement over a 2-year period unless the recipient thereof is terminated or removed from their position without “cause”, or as a result of constructive termination, as such terms are defined in the respective award agreements entered into by each of the recipients and the Company.

Amendment and Restatement of the Company’s Articles of Incorporation.    On October 6, 2021 and again on October 18, 2021, our Board and holders of a majority of our outstanding voting securities approved the amendment and restatement of our Articles of Incorporation in their entirety (collectively, the “Restated Articles”). The purposes of the Restated Articles were principally to: (i) reflect the original intention of the Company to provide for ten (10) votes per share for each share of Class B common stock, but to eliminate all economic rights (including conversion, dividend, distribution, and liquidation rights) with respect to such stock; and (ii) increase the number of our authorized shares of capital stock from 1.5 billion to 2.5 billion shares, consisting of 2.25 billion authorized shares of Class A common stock, 200 million authorized shares of Class B common stock, and 50 million authorized shares of undesignated preferred stock.

(13) Subsequent Events Management performed an evaluation of the Company’s activity through the date the financial statements were issued, noting there were no subsequent events.